Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Net Gain (Loss) on Investment Securities and Derivatives (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Income Expenses From Investments [Line Items]
Available-for-sale securities	R$ 102,284	R$ 88,277
Held-to-maturity financial assets	36,560	40,495
Derivatives [member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Impairment expense	1,063	1,882	R$ 1,533
Available-for-sale securities	788	1,142
Held-to-maturity financial assets	276	740
Total loss, net of reversals	R$ 982	R$ 1,522